               THE TOTAL FILING FEE IS BEING PAID UNDER 333-101505

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.     Name and address of issuer:               Nationwide VLI Separate Account-5
                                                 One Nationwide Plaza
                                                 Columbus, Ohio 43215

2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                                                               [X]

3.     Investment Company Act File Number: 811-10143

       Securities Act File Number: 333-101505, 333-46412, 333-66572

4(a).  Last day of fiscal year for which this Form is filed:                                     DECEMBER 31, 2002

4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar
       days after the end of the issuer's fiscal year).  (See Instruction A.2).                                [_]

4(c).  Check box if this is the last time the issuer will be filing this Form                                  [_]

5.     Calculation of registration fee:,

       (i)    Aggregate sale price of securities sold during the fiscal year                 +         $27,916,506
              pursuant to section 24(f)

       (ii)   Aggregate price of securities redeemed or repurchased during the
              fiscal year:                                                                   -         $ 4,356,407

       (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
              the Commission:                                                                -                 N/A

       (iv)   Total available redemption credits  [add Items 5(ii) and 5(iii)]:              -         $ 4,356,407

       (v)    Net Sales - If Item 5(i) is greater than Item 5(iv) [subtract Item                       $23,560,099
              5(iv) from Item 5(i)]:

       (vi)   Redemption credits available for use in future years - if Item
              5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                       $      0.00

       (vii)  Multiplier for determining registration fee (See instruction C.9):
                                                                                             X          0.00008090

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0
              if no fee is due):                                                             =         $     1,906

6.   Prepaid Shares - If the response to Item 5(i) was determined by deducting
     An amount of securities that were registered under the Securities Act of
     1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
     deducted here:                                                                                            N/A

     Prepaid Shares - If there is a number of shares or other units that were
     Registered pursuant to rule 24e-2 remaining unsold at end of the fiscal
     Year for which this form is filed that are available for use by the Issuer
     in future years, then state that number here:                                                             N/A

7.   Interest due - If this form is being filed more than 90 days after the end
     Of the issuer's fiscal year (see Instruction D):                                        +                 N/A

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                                   =              $1,906

9.   Date the registration fee and any interest payment was sent to the                             March 26, 2003
     Commission's lockbox depository:

     Method of Delivery:          [X] Wire Transfer        [_] Mail or other mean


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:    /s/ John M. Davis
       John M. Davis, Vice President - Financial Operations

Date:  March 26, 2003